Debt Detail (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Interest Expense, Long-term Debt	$ 0	$ 998	$ 0
Amortization of Financing Costs	0	1,988	150
Write off of Deferred Debt Issuance Cost	0	16,085	0
Other Financial Services Costs	8	453	22
Financial expense	$ 8	$ 19,524	$ 172